THE ADVISORS' INNER CIRCLE FUND II
                   RSQ INTERNATIONAL EQUITY FUND (THE "FUND")

                      SUPPLEMENT DATED SEPTEMBER 30, 2015
                          TO THE FUND'S PROSPECTUS AND
                  STATEMENT OF ADDITIONAL INFORMATION ("SAI"),
                            EACH DATED MARCH 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SAI, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI.

Effective October 9, 2015, Mr. Michael Testorf no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Michael Testorf are hereby deleted from the Prospectus and SAI.



              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.



                                                                 RSQ-SK-001-0100